Note D - Concentration of Risk (Details) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Three Customers [Member] Sales Revenue, Goods, Net [Member]	Mar. 31, 2012 Three Customers [Member] Sales Revenue, Goods, Net [Member]	Mar. 31, 2013 One Customer [Member] Accounts Receivable [Member]	Dec. 31, 2012 Two Customers [Member] Accounts Receivable [Member]
Note D - Concentration of Risk (Details) [Line Items]
Cash, FDIC Insured Amount (in Dollars)	$ 250,000
Entity-Wide Revenue, Major Customer, Percentage	10.00%
Concentration Risk, Percentage		61.00%	76.00%
Concentration Risk, Percentage 2				56.00%	88.00%